Group employees - Summary of Average Number of Persons Employed by Group and Associates (Details)	12 Months Ended
	Dec. 31, 2023 Employee segment	Dec. 31, 2022 Employee segment	Apr. 01, 2023 segment	Mar. 31, 2023 segment
Number and Average Number of Employees [Line Items]
Average number of employees	75,452	77,951
Reportable segments | segment	3	4	3	4
Associates
Number and Average Number of Employees [Line Items]
Average number of employees	25,613	25,874
Subsidiaries
Number and Average Number of Employees [Line Items]
Average number of employees	49,839	52,077
Subsidiaries | U.S.
Number and Average Number of Employees [Line Items]
Average number of employees	3,861	4,274
Subsidiaries | AME
Number and Average Number of Employees [Line Items]
Average number of employees	32,948	34,162
Subsidiaries | APMEA
Number and Average Number of Employees [Line Items]
Average number of employees	13,030	13,641